STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012	2011
Expected dividend yield	−	0%	0%
Risk-free interest rate	−	0.43%	1.92%
Expected volatility	−	54%	66%
Expected option life (in years)	−	1.00	4.54 - 5.00

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted-
		Weighted	Average
		Average	Remaining		Aggregate
	Number of	Exercise	Contractual		Intrinsic
	Options	Price	Term (years)		Value
Outstanding, December 31, 2011	2,720,000	$0.26	4.98	$	−
Granted	300,000	$0.60
Expired	(200,000)	$0.20
Outstanding, December 31, 2012	2,820,000	$0.30	2.56	$	−
Expired	(360,000)	$0.60
Outstanding, December 31, 2013	2,460,000	$0.26	1.86	$	−
Exercisable, December 31, 2013	2,385,000	$0.25	1.88	$	−

Schedule of Non-Vested Stock Options, Activity [Table Text Block]
		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value

Non-vested at December 31, 2011	1,360,000	$0.10
Granted	300,000	$0.001
Expired	(50,000)	$0.11
Vested	(830,000)	$0.08
Non-vested at December 31, 2012	780,000	$0.08

Vested	(705,000)	$0.09
Non-vested at December 31, 2013	75,000	$0.001

Schedule of Disclosure of Stock Options Outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date
75,000	$0.60	February 28, 2014*
15,000	$0.60	July 30, 2014
90,000	$0.60	November 30, 2014
75,000	$0.60	February 28, 2015
15,000	$0.60	July 30, 2015
90,000	$0.60	November 30, 2015
2,100,000	$0.20	December 29, 2015
2,460,000		* Subsequently expired